PENSIONS - Employer Contributions and Payments (Details) - Pensions $ in Thousands	Dec. 31, 2017 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 541
Estimated future benefit payments:
2018	460
2019	325
2020	350
2021	570
2022	365
2023 - 2027	2,460
Marine Scheme
Pensions:
Employer contributions	3,000
Estimated future benefit payments:
2018	3,000
2019	3,000
2020	3,000
2021	3,000
2022	3,000
2023 - 2027	$ 12,500